Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases - Schedule of Future Minimum Lease Payments (Details) [Line Items]
Lease payments	$ 106
Finance Charges	(6)
Net Present Values	100
Within 1 year [Member]
Leases - Schedule of Future Minimum Lease Payments (Details) [Line Items]
Lease payments	106
Finance Charges	(6)
Net Present Values	100
1-2 years [Member]
Leases - Schedule of Future Minimum Lease Payments (Details) [Line Items]
Lease payments
Finance Charges
Net Present Values
2-5 years [Member]
Leases - Schedule of Future Minimum Lease Payments (Details) [Line Items]
Lease payments
Finance Charges
Net Present Values
Over 5 years [Member]
Leases - Schedule of Future Minimum Lease Payments (Details) [Line Items]
Lease payments
Finance Charges
Net Present Values